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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Classic Balanced Fund

 Schedule of Investments  4/30/11 (unaudited)

 Shares

 Float

 Rate

 S&P/Moody's

 Ratings

 Value

 PREFERRED STOCKS - 0.3%

 Banks - 0.2%

 Diversified Banks - 0.2%

 700

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 755,636

 Total Banks

 $

 755,636

 Diversified Financials - 0.0%

 Diversified Finance Services - 0.0%

 3,000

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 83,280

 Total Diversified Financials

 $

 83,280

 TOTAL PREFERRED STOCKS

 (Cost  $811,219)

 $

 838,916

 COMMON STOCKS - 64.3%

 Energy - 9.1%

 Integrated Oil & Gas - 3.8%

 57,735

 Exxon Mobil Corp.

 $

 5,080,680

 81,611

 Royal Dutch Shell Plc (A.D.R.) (b)

 6,323,220

 $

 11,403,900

 Oil & Gas Drilling - 0.7%

 36,659

 Ensco Plc

 $

 2,185,610

 Oil & Gas Equipment And Services - 0.9%

 21,027

 Cameron International Corp. *

 $

 1,108,543

 32,127

 Halliburton Co. *

 1,621,771

 $

 2,730,314

 Oil & Gas Exploration & Production - 2.7%

 20,226

 Apache Corp.

 $

 2,697,542

 16,208

 Devon Energy Corp.

 1,474,928

 39,902

 EQT Corp. (b)

 2,099,244

 48,333

 Southwestern Energy Co. *

 2,119,885

 $

 8,391,599

 Oil & Gas Storage & Transportation - 0.9%

 77,831

 EL Paso Corp.

 $

 1,510,700

 44,792

 Spectra Energy Corp.

 1,300,760

 $

 2,811,460

 Total Energy

 $

 27,522,883

 Materials - 3.6%

 Diversified Metals & Mining - 1.5%

 29,462

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 1,621,294

 40,882

 Rio Tinto Plc (A.D.R.) * (b)

 2,992,971

 $

 4,614,265

 Fertilizers & Agricultural Chemicals - 0.4%

 17,095

 Monsanto Co.

 $

 1,163,144

 Industrial Gases - 0.9%

 28,649

 Air Products & Chemicals, Inc.

 $

 2,736,552

 Paper Packaging - 0.8%

 88,389

 Packaging Corp. of America

 $

 2,521,738

 Total Materials

 $

 11,035,699

 Capital Goods - 7.9%

 Aerospace & Defense - 2.7%

 8,418

 Honeywell International, Inc.

 $

 515,434

 10,125

 Lockheed Martin Corp.

 802,406

 23,543

 Textron, Inc. (b)

 614,472

 71,651

 United Technologies Corp.

 6,418,497

 $

 8,350,809

 Electrical Component & Equipment - 1.5%

 77,110

 Emerson Electric Co.

 $

 4,685,204

 Industrial Conglomerates - 1.7%

 54,021

 3M Co.

 $

 5,251,381

 Industrial Machinery - 1.9%

 9,629

 Illinois Tool Works, Inc.

 $

 562,430

 27,161

 Ingersoll-Rand Plc.

 1,371,631

 20,417

 Snap-On Inc.

 1,261,158

 28,156

 SPX Corp.

 2,434,086

 $

 5,629,305

 Total Capital Goods

 $

 23,916,699

 Commercial Services & Supplies - 0.4%

 Commercial Printing - 0.4%

 56,887

 R.R. Donnelly & Sons Co.

 $

 1,072,889

 Total Commercial Services & Supplies

 $

 1,072,889

 Transportation - 1.0%

 Air Freight & Couriers - 0.5%

 21,293

 United Parcel Service, Inc.

 $

 1,596,336

 Railroads - 0.5%

 17,723

 CSX Corp.

 $

 1,394,623

 Total Transportation

 $

 2,990,959

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.5%

 33,572

 Johnson Controls, Inc.

 $

 1,376,452

 Automobile Manufacturers - 0.3%

 60,820

 Ford Motor Corp. *

 $

 940,885

 Total Automobiles & Components

 $

 2,317,337

 Consumer Services - 2.0%

 Restaurants - 2.0%

 75,420

 McDonald's Corp.

 $

 5,906,140

 Total Consumer Services

 $

 5,906,140

 Media - 3.7%

 Broadcasting - 1.1%

 131,827

 CBS Corp. (Class B)

 $

 3,324,677

 Movies & Entertainment - 2.6%

 269,889

 Regal Entertainment Group (b)

 $

 3,719,070

 82,324

 Viacom, Inc. (Class B)

 4,211,696

 $

 7,930,766

 Total Media

 $

 11,255,443

 Retailing - 0.5%

 Home Improvement Retail - 0.5%

 39,543

 Home Depot, Inc.

 $

 1,468,627

 Total Retailing

 $

 1,468,627

 Food & Drug Retailing - 2.1%

 Drug Retail - 2.0%

 77,138

 CVS/Caremark Corp.

 $

 2,795,481

 80,754

 Walgreen Co.

 3,449,811

 $

 6,245,292

 Total Food & Drug Retailing

 $

 6,245,292

 Food Beverage & Tobacco - 3.3%

 Packaged Foods & Meats - 0.9%

 20,374

 Kellogg Co.

 $

 1,166,819

 85,438

 Sara Lee Corp.

 1,640,410

 $

 2,807,229

 Tobacco - 2.4%

 105,617

 Phillip Morris International

 $

 7,334,044

 Total Food Beverage & Tobacco

 $

 10,141,273

 Household & Personal Products - 0.8%

 Household Products - 0.8%

 9,812

 Colgate-Palmolive Co.

 $

 827,642

 26,800

 Procter & Gamble Co. *

 1,739,320

 $

 2,566,962

 Total Household & Personal Products

 $

 2,566,962

 Health Care Equipment & Services - 1.7%

 Health Care Distributors - 1.5%

 53,099

 McKesson Corp.

 $

 4,407,748

 Health Care Equipment - 0.2%

 12,487

 Baxter International, Inc.

 $

 710,510

 Total Health Care Equipment & Services

 $

 5,118,258

 Pharmaceuticals & Biotechnology - 5.9%

 Biotechnology - 0.6%

 23,653

 Cubist Pharmaceuticals Inc. *

 $

 800,654

 18,331

 Vertex Pharmaceuticals Inc. *

 1,008,572

 $

 1,809,226

 Pharmaceuticals - 5.3%

 51,585

 Abbott Laboratories, Inc.

 $

 2,684,483

 74,537

 Bristol-Myers Squibb Co.

 2,094,490

 69,037

 Merck & Co., Inc.

 2,481,880

 138,417

 Pfizer, Inc.

 2,901,220

 129,472

 Teva Pharmaceutical Industries Ltd.

 5,920,755

 $

 16,082,828

 Total Pharmaceuticals & Biotechnology

 $

 17,892,054

 Banks - 2.4%

 Diversified Banks - 1.6%

 21,819

 Comerica, Inc.

 $

 827,595

 139,105

 Wells Fargo  & Co.

 4,049,347

 $

 4,876,942

 Regional Banks - 0.3%

 15,325

 PNC Bank Corp.

 $

 955,361

 Thrifts & Mortgage Finance - 0.5%

 91,924

 New York Community Bancorp Inc. (b)

 $

 1,525,938

 Total Banks

 $

 7,358,241

 Diversified Financials - 5.4%

 Asset Management & Custody Banks - 1.2%

 14,376

 Franklin Resources, Inc.

 $

 1,856,229

 16,459

 State Street Corp.

 766,166

 38,833

 The Bank of New York Mellon Corp.

 1,124,604

 $

 3,746,999

 Diversified Finance Services - 1.5%

 99,707

 J.P. Morgan Chase & Co.

 $

 4,549,630

 Investment Banking & Brokerage - 2.6%

 5,951

 Goldman Sachs Group, Inc.

 $

 898,661

 152,442

 Lazard Ltd. (b)

 6,250,122

 37,983

 Morgan Stanley Co.

 993,255

 $

 8,142,038

 Total Diversified Financials

 $

 16,438,667

 Software & Services - 5.3%

 Application Software - 1.8%

 48,586

 Adobe Systems, Inc. *

 $

 1,630,060

 17,440

 Citrix Systems, Inc. *

 1,470,890

 107,017

 Nuance Communications, Inc. * (b)

 2,215,252

 $

 5,316,202

 Data Processing & Outsourced Services - 0.6%

 90,187

 Western Union Co. *

 $

 1,916,474

 Internet Software & Services - 0.7%

 4,098

 Google Inc. *

 $

 2,229,722

 Systems Software - 2.2%

 62,024

 Check Point Software Technologies Ltd. * (b)

 $

 3,406,978

 120,922

 Microsoft Corp.

 3,146,390

 $

 6,553,368

 Total Software & Services

 $

 16,015,766

 Technology Hardware & Equipment - 3.0%

 Communications Equipment - 1.9%

 73,527

 Cisco Systems, Inc.

 $

 1,291,134

 80,443

 Qualcomm, Inc.

 4,572,380

 $

 5,863,514

 Electronic Equipment & Instruments - 0.3%

 31,661

 Flir Systems, Inc.

 $

 1,115,100

 Office Electronics - 0.7%

 207,709

 Xerox Corp.

 $

 2,095,784

 Total Technology Hardware & Equipment

 $

 9,074,398

 Semiconductors - 2.8%

 Semiconductor Equipment - 0.8%

 64,429

 ASM Lithography Holdings NV

 $

 2,690,555

 Semiconductors - 2.0%

 36,830

 Analog Devices, Inc.

 $

 1,484,617

 88,422

 Intel Corp.

 2,050,506

 18,939

 Marvell Technology Group Ltd. *

 292,229

 54,777

 Microchip Technology, Inc. (b)

 2,248,048

 $

 6,075,400

 Total Semiconductors

 $

 8,765,955

 Telecommunication Services - 2.1%

 Integrated Telecommunication Services - 2.1%

 55,384

 CenturyLink, Inc.

 $

 2,258,560

 52,798

 Verizon Communications, Inc.

 1,994,708

 164,328

 Windstream Corp.

 2,105,042

 $

 6,358,310

 Total Telecommunication Services

 $

 6,358,310

 Utilities - 0.4%

 Gas Utilities - 0.4%

 19,028

 Oneok, Inc.

 $

 1,330,818

 Total Utilities

 $

 1,330,818

 TOTAL COMMON STOCKS

 (Cost  $145,790,588)

 $

 194,792,670

 ASSET BACKED SECURITIES - 1.4%

 Materials - 0.2%

 Precious Metals & Minerals - 0.0%

 147,287

 0.00

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust 5.873%, 5/15/22

 $

 154,549

 Steel - 0.1%

 110,858

 0.00

 AAA / Aaa

 Accredited Mortgage Loan Trust 0.8015%, 10/25/34

 $

 101,239

 207,000

 0.00

 AAA / Aaa

 HSBC Home Equity Loa 5.63%, 3/20/36

 216,619

 $

 317,858

 Total Materials

 $

 472,407

 Banks - 0.9%

 Diversified Banks - 0.1%

 294,211

 0.00

 AAA / Aa1

 Wells Fargo Home Equity, Floating Rate Note, 4/25/37

 $

 286,012

 Thrifts & Mortgage Finance - 0.7%

 200,428

 0.00

 A+ / Aa1

 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35

 $

 197,311

 63,518

 0.00

 B / B3

 ACE Securities Corp., 0.30344%, 12/25/36

 61,943

 475,000

 5.94

 A / B1

 Citicorp Residential Mortgage, Floating Rate Note, 7/25/36

 463,933

 256,377

 0.00

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 245,848

 422,000

 0.00

 AAA / A2

 Credit-Based Asset Servicing and Securitization LLC, 5.334%, 8/25/35

 424,684

 250,000

 AA / NR

 LEAF II RECEIVABLES, 4.9%, 3/20/13

 248,307

 231,127

 0.00

 CCC+ / Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37

 101,696

 407,319

 0.00

 AAA / Aa3

 Option One Mortgage Loan Trust , Floating Rate Note, 11/25/35

 386,981

 100,000

 0.00

 AA+ / Aa1

 Structured Asset Investment Loan, Floating Rate Note, 5/25/35

 96,682

 150,000

 0.00

 AA / Ba2

 Structured Asset Securities Corp., 0.39375%, 3/25/37

 125,224

 $

 2,352,609

 Total Banks

 $

 2,638,621

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.2%

 41,546

 0.00

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 40,370

 146,119

 0.00

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 146,665

 72,262

 0.00

 AAA / Aaa

 Home Equity Asset Trust, 0.75719%  112535

 69,706

 231,955

 0.00

 AAA / Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 212,617

 $

 469,358

 Specialized Finance - 0.1%

 100,000

 0.00

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 $

 101,500

 200,000

 0.00

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 204,520

 $

 306,020

 Total Diversified Financials

 $

 775,378

 Government - 0.1%

 Government - 0.1%

 6,532

 0.00

 AAA / Aaa

 Federal Home Loan Bank, 6.0%, 4/15/32

 $

 6,653

 348,708

 0.00

 AAA / Aaa

 Freddie Mac REMICS, 5.0%, 10/15/29

 359,605

 11,641

 0.00

 AAA / Aaa

 Freddie Mac, 6.1%, 9/15/18

 11,693

 $

 377,951

 Total Government

 $

 377,951

 TOTAL ASSET BACKED SECURITIES

 (Cost  $4,297,239)

 $

 4,264,357

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%

 Materials - 0.1%

 Forest Products - 0.1%

 350,000

 0.00

 BB / B1

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 $

 369,888

 Steel - 0.0%

 75,274

 0.00

 NR / Aaa

 American General Mortgage Loan, 5.15%, 3/25/40

 $

 77,742

 Total Materials

 $

 447,630

 Banks - 2.2%

 Thrifts & Mortgage Finance - 2.2%

 411,808

 0.00

 NR / Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 $

 422,132

 309,205

 0.00

 AAA / Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 323,457

 572,334

 0.00

 NR / Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 590,682

 220,000

 0.00

 AAA / A2

 BCAP LLC Trust, 5.0%, 11/25/36

 226,330

 259,782

 0.00

 AAA / Baa2

 Bear Stearns Adjustable Rate M , Floating Rate Note, 8/25/33

 262,837

 236,947

 0.00

 AAA / A1

 Chase Mortgage Finance Corp., Floating Rate Note, 2/25/37

 240,544

 456,112

 0.00

 AAA / NR

 Countrywide Alternative, 5.5% 08/25/34

 449,435

 250,000

 0.00

 AAA / NR

 JP Morgan Chase Commercial Mortgage, 3.6159%, 11/15/43

 245,649

 221,552

 0.00

 AAA / Aa3

 JP Morgan Mortgage Trust , Floating Rate Note, 10/25/33

 221,547

 1,048,623

 0.00

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 4.553%, 7/15/30

 1,050,860

 268,433

 0.00

 AAA / A3

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 264,295

 138,182

 0.00

 AAA / Aa1

 Lehman Brothers Small Balance, Floating Rate Note, 10/25/37

 130,666

 186,956

 0.00

 AAA / A1

 Mastr Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34

 185,952

 109,214

 0.00

 AA / Aa2

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/31

 87,059

 394,588

 0.00

 AAA / NR

 Residential Asset Securitization Trust, 5.5% 07/25/35

 378,418

 386,579

 0.00

 AAA / NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 388,956

 305,753

 0.00

 A / B2

 Structured Asset Securities, 5.0%, 5/25/35

 300,757

 122,077

 0.00

 BB / NR

 WaMu Mortgage Pass Through, 4.82069%  092535

 120,090

 90,662

 0.00

 BB / NR

 WaMu Mortgage Pass Through Certificates, 2.77149%, 9/25/35

 80,345

 180,149

 0.00

 A / B1

 Wells Fargo Mortgage, 5.5%, 10/25/35

 181,684

 355,447

 0.00

 AAA / B1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/35

 335,749

 198,136

 0.00

 AAA / Ba1

 Wells Fargo Mortgage Backed Securities, 4.75%, 10/25/18

 202,737

 $

 6,690,181

 Total Banks

 $

 6,690,181

 Diversified Financials - 1.1%

 Consumer Finance - 0.1%

 243,004

 0.00

 AAA / Aaa

 GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33

 $

 245,437

 Diversified Finance Services - 0.9%

 156,191

 0.00

 AAA / NR

 Banc of America Mortgage Securities, 5.75%, 1/25/35

 $

 162,255

 259,992

 0.00

 AAA / NR

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/35

 249,288

 113,930

 0.00

 AAA / NR

 Banc of America Mortgage Securities, Inc., 5.0%, 8/25/33

 113,785

 26,993

 0.00

 AAA / NR

 Merrill Lynch Mortgage Investo, Floating Rate Note, 2/25/35

 25,293

 80,883

 0.00

 A+ / Aaa

 MLMI 2005-A2 A4, 4.48%, 2/25/35

 79,739

 1,127,840

 0.00

 NR / Ba1

 Residential Accredit, 5.0%, 5/25/19

 1,127,835

 239,320

 0.00

 AAA / NR

 Residential Accredit, 6.0%, 10/25/34

 241,833

 457,649

 0.00

 NR / Ba3

 Residential Accredit Loans Inc., 5.0%, 8/25/18

 461,076

 19,031

 0.00

 AAA / Baa2

 Residential Accredit Loans Inc., Floating Rate Note, 4/25/34

 17,889

 250,786

 5.19

 AA+ / Baa3

 SARM 2004-12 7A1, Floating Rate Note, 2/25/34

 242,811

 4,074

 0.00

 NR / NR

 Vericrest Opportunity Loan Trust, 4.25%, 5/25/39

 4,074

 $

 2,725,878

 Investment Banking & Brokerage - 0.1%

 11,480

 0.00

 NR / Aaa

 Bear Stearns Commercial Mortgage, Floating Rate Note, 4/12/38

 $

 11,478

 300,000

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 297,896

 $

 309,374

 Total Diversified Financials

 $

 3,280,689

 Real Estate - 0.1%

 Mortgage Real Estate Investment Trust - 0.1%

 245,913

 0.00

 BB / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 $

 216,009

 Total Real Estate

 $

 216,009

 Government - 0.1%

 Government - 0.0%

 188,755

 0.00

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 $

 165,712

 Total Government

 $

 165,712

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $10,689,970)

 $

 10,800,221

 CORPORATE BONDS - 20.9%

 Energy - 2.3%

 Integrated Oil & Gas - 0.0%

 25,000

 BBB+ / Baa2

 Petro-Canada, 4.0%, 7/15/13

 $

 26,388

 102,887

 0.00

 BBB+ / Baa1

 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)

 109,060

 $

 135,448

 Oil & Gas Drilling - 0.1%

 225,000

 BBB- / Ba1

 Pride International, 6.875%, 8/15/20

 $

 260,033

 Oil & Gas Equipment And Services - 0.2%

 182,000

 0.00

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 164,710

 355,000

 BBB / Baa2

 Weatherford International Ltd., 9.625%, 3/1/19

 460,391

 $

 625,101

 Oil & Gas Exploration & Production - 0.2%

 175,000

 BBB / Baa1

 Canadian Natural Resources, 5.9%, 2/1/18

 $

 199,375

 250,000

 A / Aa3

 Ras Laffan LNG 3 4.5%, 9/30/12 (144A)

 259,483

 400,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 437,520

 $

 896,378

 Oil & Gas Refining & Marketing - 0.5%

 360,000

 A / A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 398,856

 525,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 590,573

 370,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 480,640

 $

 1,470,069

 Oil & Gas Storage & Transportation - 1.2%

 90,000

 BBB- / Baa2

 Boardwalk Pipelines LLC, 5.5%, 2/1/17

 $

 97,242

 125,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 138,629

 385,000

 BBB / Baa2

 DCP Midstream, 9.75%, 3/15/19

 499,832

 400,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 399,500

 550,000

 BBB / Baa2

 Kinder Morgan Energy, 5.95%, 2/15/18

 615,035

 450,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 501,108

 425,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 474,903

 240,000

 BBB- / Ba1

 Rockies Express Pipeline, LLC, 5.625%, 4/15/20

 242,934

 200,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 225,436

 390,000

 BB+ / Baa3

 Williams Cos Inc/The, 7.75%, 6/15/31

 473,283

 $

 3,667,902

 Total Energy

 $

 7,054,931

 Materials - 1.1%

 Aluminum - 0.1%

 180,000

 BBB- / Baa3

 Alcoa Inc., 6.15%, 8/15/20

 $

 193,819

 Construction Materials - 0.0%

 125,000

 BBB / Baa2

 Holcim Ltd., 6.0%, 12/30/19 (144A)

 $

 133,261

 Diversified Metals & Mining - 0.4%

 450,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 462,792

 350,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 337,879

 425,000

 BBB+ / Baa2

 Inco, Ltd., 7.2%, 9/15/32

 468,468

 $

 1,269,139

 Fertilizers & Agricultural Chemicals - 0.2%

 450,000

 BBB / Baa2

 AGRIUM Inc., 6.75%, 1/15/19

 $

 530,050

 30,000

 A- / Baa1

 Potash Corp. Saskatchewan, 4.875%, 3/1/13

 31,931

 $

 561,981

 Industrial Gases - 0.1%

 460,000

 BBB / Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 470,451

 Specialty Chemicals - 0.1%

 310,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 382,936

 Steel - 0.2%

 230,000

 BBB- / Baa3

 ArcelorMittal, 6.125%, 6/1/18

 $

 248,848

 195,000

 BBB- / Baa3

 Commercial Metals Co., 7.35%, 8/15/18

 212,624

 $

 461,472

 Total Materials

 $

 3,473,059

 Capital Goods - 1.1%

 Building Products - 0.1%

 520,000

 BBB / Ba2

 MASCO Corp., 7.125% 3/15/20

 $

 542,831

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 130,000

 BBB+ / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 $

 139,123

 Industrial Conglomerates - 0.3%

 500,000

 A / A2

 CARGILL Inc., 5.2%, 1/22/13 (144A)

 $

 534,277

 175,000

 A- / Baa1

 Tyco International Finance SA, 8.5%, 1/15/19

 223,415

 $

 757,692

 Industrial Machinery - 0.3%

 500,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holdings, 9.5%, 4/15/14

 $

 602,062

 150,000

 BBB- / Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 161,260

 $

 763,322

 Trading Companies & Distributors - 0.4%

 875,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 $

 881,851

 300,000

 BBB- / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 323,483

 $

 1,205,334

 Total Capital Goods

 $

 3,408,302

 Commercial Services & Supplies - 0.1%

 Office Services & Supplies - 0.1%

 350,000

 BBB+ / A2

 Pitney Bowes Inc., 5.6%, 3/15/18

 $

 373,358

 Total Commercial Services & Supplies

 $

 373,358

 Transportation - 0.0%

 Airlines - 0.0%

 6,860

 0.00

 BBB+ / Baa2

 Continental Airlines, 6.648%, 9/15/17

 $

 7,238

 Trucking - 0.0%

 100,000

 BBB- / Baa2

 Asciano Finance Ltd., 5.0%, 4/7/18

 $

 101,746

 Total Transportation

 $

 108,984

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.0%

 55,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%,  4/15/15

 $

 56,897

 70,000

 BBB+ / Baa2

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 73,596

 $

 130,493

 Motorcycle Manufacturers - 0.0%

 150,000

 BBB / Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16

 $

 151,187

 Total Automobiles & Components

 $

 281,680

 Consumer Durables & Apparel - 0.3%

 Household Appliances - 0.2%

 500,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 532,067

 Housewares & Specialties - 0.1%

 510,000

 BBB- / Baa3

 Fortune Brands, Inc., 3.0%, 6/1/12

 $

 518,739

 Total Consumer Durables & Apparel

 $

 1,050,806

 Consumer Services - 0.1%

 Education Services - 0.1%

 300,000

 AAA / Aaa

 Leland Stanford Junior University, 4.75%, 5/1/19

 $

 323,991

 Total Consumer Services

 $

 323,991

 Media - 0.6%

 Broadcasting - 0.3%

 400,000

 BBB- / Baa2

 Cox Communications, 7.125%, 10/1/12

 $

 432,772

 512,000

 BBB+ / Baa1

 News America, Inc., 7.3%, 4/30/28

 571,803

 $

 1,004,575

 Cable & Satellite - 0.2%

 125,000

 BBB+ / Baa1

 British Sky Broadcasting, 6.1%, 2/15/18 (144A)

 $

 140,233

 80,000

 0.00

 BBB+ / Baa1

 Comcast Corp., 5.3%, 1/15/14

 87,659

 400,000

 BBB / Baa2

 Time Warner Cable, Inc., 5.0%, 2/1/20

 413,506

 100,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 124,061

 50,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.75, 2/14/19

 63,407

 $

 828,866

 Total Media

 $

 1,833,441

 Retailing - 0.1%

 Internet Retail - 0.1%

 425,000

 BBB- / Ba1

 *CA Expedia, Inc., 5.95%, 8/15/20

 $

 418,625

 Total Retailing

 $

 418,625

 Food & Drug Retailing - 0.1%

 Drug Retail - 0.1%

 201,213

 0.00

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27

 $

 195,760

 124,289

 0.00

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 128,351

 $

 324,111

 Total Food & Drug Retailing

 $

 324,111

 Food Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 410,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/01/20

 $

 414,396

 Brewers - 0.0%

 55,000

 A- / Baa1

 Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19

 $

 68,962

 35,000

 BBB+ / Baa1

 Miller Brewing Co., 5.5%, 8/15/13 (144A)

 38,119

 $

 107,081

 Soft Drinks - 0.1%

 200,000

 BBB / A3

 Coca-Cola Enterprises, Inc., 4.5%, 9/01/21

 $

 204,297

 Total Food Beverage & Tobacco

 $

 725,774

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 100,000

 BBB+ / A2

 Avon Products Inc., 6.5%, 3/1/19

 $

 115,898

 Total Household & Personal Products

 $

 115,898

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 230,000

 BBB+ / Baa3

 Express Scripts, Inc., 3.125%, 5/15/16

 $

 230,717

 Total Health Care Equipment & Services

 $

 230,717

 Pharmaceuticals & Biotechnology - 0.3%

 Biotechnology - 0.3%

 675,000

 BBB+ / Baa3

 Biogen Idec, Inc., 6.0%, 3/1/13

 $

 724,314

 285,000

 A- / Baa2

 Genzyme Corp., 3.625%, 6/15/15

 299,279

 $

 1,023,593

 Total Pharmaceuticals & Biotechnology

 $

 1,023,593

 Banks - 2.4%

 Diversified Banks - 0.7%

 270,000

 AA- / Aa3

 Barclays Bank Plc, 5.2%, 7/10/14

 $

 293,935

 705,000

 A / Baa1

 Barclays Plc, 6.05% 12/4/17

 749,615

 450,000

 AA- / Aa3

 BNP Paribas, 1.34438%, 4/27/17

 442,747

 250,000

 B / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 253,125

 250,000

 A / A2

 Northgroup Preferred Capital Corp., 6.378%, 1/29/49

 243,288

 $

 1,982,710

 Regional Banks - 1.7%

 250,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 268,776

 250,000

 A / A2

 BB&T Corp., 5.7%, 4/30/14

 277,161

 500,000

 A / A2

 Branch Banking & Trust Co., 4.875%, 1/15/13

 527,536

 415,000

 BB / Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 438,344

 875,000

 BBB+ / Baa1

 KeyBank NA, 5.8%, 7/1/14

 961,903

 250,000

 BBB+ / Baa1

 Keycorp, 6.5%, 5/14/13

 273,405

 450,000

 A+ / Aa3

 Mellon Funding Corp., 5.5%, 11/15/18

 499,609

 1,000,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 1,058,382

 850,000

 A- / A3

 Sovereign Bancorp, 8.75%, 5/30/18

 1,002,527

 $

 5,307,643

 Total Banks

 $

 7,290,353

 Diversified Financials - 4.8%

 Asset Management & Custody Banks - 0.2%

 210,000

 A / A3

 Ameriprise Financial Inc., 5.3%, 3/15/20

 $

 227,017

 100,000

 AA- / A1

 Franklin Resources, 3.125.%, 5/20/15

 103,231

 220,000

 A+ / A1

 State Street Corp., 4.3%, 5/30/14

 237,157

 $

 567,405

 Consumer Finance - 0.5%

 250,000

 BBB+ / A2

 American Express Co., 2.75%, 9/15/15

 $

 249,209

 260,000

 A+ / A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 290,539

 360,000

 BBB / Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 461,048

 265,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 263,418

 375,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 351,563

 $

 1,615,777

 Diversified Finance Services - 1.8%

 290,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 297,313

 500,000

 A / A2

 Bank of America Corp., 5.9%, 12/28/25

 499,069

 500,000

 A / A2

 Bank of America Corp., 6.25%  041512

 525,935

 760,000

 BBB / Baa1

 GATX  Corp., 5.5%, 2/15/12

 780,478

 420,000

 AA+ / Aa2

 General Electric Capital Corp., 6.75%, 3/15/32

 473,933

 250,000

 AA+ / Aa2

 General Electric Capital Corp., 5.625%, 9/15/17

 276,643

 100,000

 BBB+ / Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15

 109,321

 2,050,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 2,252,397

 372,112

 0.00

 BBB / Baa2

 Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A) (b)

 373,091

 $

 5,588,180

 Investment Banking & Brokerage - 1.8%

 98,566

 0.00

 BBB- / NR

 Alta Wind Holdings LLC, 7%, 6/30/35 144a

 $

 105,402

 500,000

 A / A2

 Charles Schwab Corp., 4.95%, 6/1/14

 547,847

 2,060,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 1,776,750

 550,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 553,467

 385,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 422,046

 235,000

 A- / A2

 Macquarie Group Ltd., 7.625%, 8/13/2019

 261,584

 250,000

 A- / A2

 Macquarie Group Ltd., 6.0%, 1/14/20

 255,113

 200,000

 A / A2

 Merrill Lynch & Co., 5.45%, 2/5/13

 212,870

 750,000

 4.00

 A / A2

 Morgan Stanley Co., 4.0%, 9/22/20

 763,087

 500,000

 5.00

 A / A2

 Morgan Stanley Co., 5.0%, 8/31/25 STEP (b)

 497,897

 250,000

 A / A2

 Morgan Stanley Co., 5.5%, 1/26/20

 255,899

 $

 5,651,962

 Specialized Finance - 0.3%

 240,000

 BBB / Baa1

 Banque PSA Finance, 5.75%, 4/4/21

 $

 241,301

 600,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 637,390

 100,000

 AA+ / Aaa

 Private Export Funding, 4.55%, 5/15/15

 111,029

 $

 989,720

 Total Diversified Financials

 $

 14,413,044

 Insurance - 2.4%

 Insurance Brokers - 0.1%

 250,000

 BBB- / Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 275,648

 Life & Health Insurance - 0.9%

 150,000

 A- / A2

 Aflac, Inc. 8.5%, 5/15/19

 $

 183,524

 420,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 465,929

 280,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 277,900

 160,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 205,797

 500,000

 A- / A3

 MetLife Inc., 5.375%, 12/15/12

 534,720

 365,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 514,650

 335,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 379,594

 275,000

 A / Baa2

 Prudential Financial, 5.15%, 1/15/13

 291,134

 $

 2,853,248

 Multi-Line Insurance - 0.7%

 250,000

 BBB / Baa3

 Genworth Financial, Inc., 4.95%, 10/1/15 (b)

 $

 255,622

 350,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 351,207

 730,000

 7.00

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 719,050

 500,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 544,439

 200,000

 A / A3

 Loew Corp., 5.25%, 3/15/16

 216,450

 $

 2,086,768

 Property & Casualty Insurance - 0.3%

 100,000

 BBB- / Baa3

 Hanover Insurance Group, 7.625%, 10/15/25

 $

 102,893

 400,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 429,350

 100,000

 BB- / Ba1

 The Hanover Insurance Group, Inc., 8.207%, 2/3/27

 89,500

 250,000

 BB / Ba2

 White Mountains Re Group Ltd., 7.506%, 5/29/49

 245,588

 $

 867,331

 Reinsurance - 0.4%

 450,000

 BBB+ / BBB+

 Platinum Underwriters HD, 7.50%, 6/1/17

 $

 482,018

 275,000

 A- / Baa1

 Reinsurance Group of America, Inc., 6.45%,  11/15/19

 301,573

 150,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 147,805

 240,000

 BBB / Baa2

 Validus Holdings Ltd., 8.875%, 1/26/40

 255,820

 $

 1,187,216

 Total Insurance

 $

 7,270,211

 Real Estate - 1.9%

 Diversified Real Estate Activities - 0.1%

 235,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 $

 275,314

 Diversified Real Estate Investment Trusts - 0.3%

 440,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 496,624

 140,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 145,088

 60,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 63,449

 285,000

 BBB / Baa3

 Goodman Funding Pty Ltd., 6.375%, 4/15/21

 294,048

 $

 999,209

 Office Real Estate Investment Trusts - 0.2%

 50,000

 BBB / Baa2

 Mack-Cali Realty Corp., 7.75%, 8/15/19

 $

 60,739

 500,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 534,796

 $

 595,535

 Retail Real Estate Investment Trusts - 0.4%

 245,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 281,483

 500,000

 A- / A3

 Simon Property Group LP, 5.0%, 3/1/12

 509,651

 435,000

 BBB / Baa2

 Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15

 485,112

 $

 1,276,246

 Specialized Real Estate Investment Trusts - 0.9%

 700,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.2%, 6/1/16

 $

 774,792

 210,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 235,502

 475,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 534,096

 382,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 406,298

 500,000

 BBB- / Baa3

 Ventas Realty LP / V, 6.5%, 6/1/16

 517,275

 210,000

 BBB- / Baa3

 Ventas Realty LP / V, 6.5%, 6/1/16

 217,255

 $

 2,685,218

 Total Real Estate

 $

 5,831,522

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 43,780

 Internet Software & Services - 0.1%

 340,000

 NR / Ba2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 349,342

 Total Software & Services

 $

 393,122

 Technology Hardware & Equipment - 0.0%

 Office Electronics - 0.0%

 40,000

 BBB- / Baa2

 Xerox Corp., 8.25%, 5/15/14

 $

 46,922

 Total Technology Hardware & Equipment

 $

 46,922

 Semiconductors - 0.0%

 Semiconductor Equipment - 0.0%

 185,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 209,324

 Total Semiconductors

 $

 209,324

 Telecommunication Services - 1.2%

 Integrated Telecommunication Services - 0.8%

 360,000

 A- / A2

 AT&T, Inc., 2.95%, 5/15/16

 $

 361,758

 335,000

 BB / Baa3

 Embarq Corp., 7.082%, 6/1/16

 378,947

 350,000

 A- / A3

 France Telecommunication, 4.375%, 7/8/14

 378,215

 500,000

 BBB / Baa2

 Telecom Italia Capital SA, 7.175%, 6/18/19

 563,753

 300,000

 BBB / Baa2

 Telecom Italia Capital, 5.25%, 11/15/13

 319,551

 350,000

 A- / Baa1

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 363,268

 150,000

 A- / A3

 Verizon Communications, Inc., 8.75%, 11/1/18

 194,522

 $

 2,560,014

 Wireless Telecommunication Services - 0.4%

 250,000

 NR / A2

 Crown Castle Towers, 5.495%, 1/15/17 (144A)

 $

 266,627

 240,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 238,858

 140,000

 NR / A2

 Crown Castle Towers LLC, 6.113%, 1/15/20

 151,519

 500,000

 A- / Baa1

 Vodafone Group Plc, 5.375%, 1/30/15

 555,048

 $

 1,212,052

 Total Telecommunication Services

 $

 3,772,066

 Utilities - 1.1%

 Electric Utilities - 0.6%

 175,000

 BBB+ / A3

 CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14

 $

 200,707

 225,000

 A- / Baa1

 Commonwealth Edison, 6.15%, 9/15/17

 258,949

 270,000

 A- / A2

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

 279,474

 174,207

 0.00

 BBB- / Baa3

 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)

 178,811

 87,200

 0.00

 B+ / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 82,077

 200,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 214,990

 125,000

 BBB / Baa2

 Neveda Power Co., 6.5%, 8/1/18

 144,496

 118,726

 0.00

 NR / WR

 Orcal Geothermal, 6.21%, 12/30/20 (144A)

 113,321

 100,000

 BB+ / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 113,209

 250,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 282,175

 $

 1,868,209

 Gas Utilities - 0.1%

 250,000

 A+ / Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 250,223

 Independent Power Producer & Energy Traders - 0.1%

 221,483

 NR / B1

 Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)

 $

 184,900

 223,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 223,000

 $

 407,900

 Multi-Utilities - 0.2%

 615,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 674,852

 Total Utilities

 $

 3,201,184

 TOTAL CORPORATE BONDS

 (Cost  $57,070,304)

 $

 63,175,018

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.0%

 209,498

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 $

 219,704

 Total Banks

 $

 219,704

 Government - 7.3%

 Government - 7.2%

 181,372

 0.00

 AAA / Aaa

 Fannie Mae Benchmark Remic, 5.45%, 12/25/20

 $

 195,349

 372,486

 0.00

 AAA / Aaa

 Fannie Mae Pool, 5.5%, 3/1/23

 404,208

 366,933

 0.00

 AAA / Aaa

 Fannie Mae Pool, 5.5%, 12/1/35

 396,794

 362,439

 5.81

 AAA / Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 375,634

 188,753

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 200,243

 71,382

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 77,354

 147,039

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 158,890

 82,356

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 90,953

 65,409

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 74,338

 114,998

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/32

 130,092

 77,257

 0.00

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 87,603

 169,731

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 11/1/20

 180,355

 1,348,392

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 6/1/39

 1,452,646

 52,116

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/17

 56,069

 39,425

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 3/1/33

 41,893

 125,433

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 5/1/18

 136,003

 372,921

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/37

 394,282

 519,364

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 10/1/35

 561,629

 112,060

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/34

 121,285

 27,133

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/18

 29,701

 41,780

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/34

 45,207

 448,917

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 5/1/37

 483,906

 17,796

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/23

 19,434

 74,226

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 8/1/14

 78,017

 16,587

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 9/1/17

 18,019

 360,578

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/35

 389,922

 14,325

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 15,839

 2,277

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 2,502

 134,235

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 148,163

 152,699

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 167,207

 12,521

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 13,820

 14,582

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 8/1/32

 16,123

 5,204

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/29

 5,754

 26,306

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/32

 29,758

 49,754

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 56,390

 22,466

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/29

 25,415

 70,906

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 9/1/32

 81,597

 55,761

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 12/1/21

 62,207

 181,851

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/36

 208,280

 92,033

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 105,623

 515

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 3/1/12

 522

 2,143

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 10/1/30

 2,423

 5,638

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/29

 6,574

 918

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 1,072

 10,281

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 3/1/31

 12,009

 2,703

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/20

 3,209

 870

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/30

 1,018

 495

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 5/1/31

 578

 1,068

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/30

 1,248

 524,105

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 11/1/38

 553,962

 367,347

 0.00

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/2037

 402,249

 489,207

 0.00

 AAA / Aaa

 Freddie Mac Gold Pool, 5.0%, 8/1/37

 516,655

 246,229

 0.00

 AAA / Aaa

 Freddie Mac Gold Pool, 6.0%, 1/1/38

 269,316

 375,371

 0.00

 AAA / Aaa

 Freddie Mac Gold Pool, 6.0%, 10/1/38

 410,331

 314,480

 0.00

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 2/15/18

 339,615

 302,607

 0.00

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 2/15/18

 326,793

 386,167

 0.00

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 5/15/18

 417,031

 561,451

 0.00

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 6/15/19

 603,934

 683,773

 0.00

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 8/15/19

 741,201

 496,395

 0.00

 AAA / Aaa

 Ginnie Mae II pool, 5.5%, 4/20/35

 542,289

 724,355

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/38

 802,870

 150,574

 0.00

 AAA / Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 164,683

 42,747

 0.00

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 44,981

 47,952

 0.00

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 52,536

 44,465

 0.00

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/33

 49,164

 76,498

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/33

 85,411

 747

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 813

 1,799

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/13

 1,895

 81,328

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 90,737

 55,286

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 62,663

 121,569

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 137,792

 65,599

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/33

 74,292

 79,009

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 06/15/32

 89,553

 159,397

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/20/28

 179,462

 89,365

 0.00

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/32

 101,291

 5,002

 0.00

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 5,778

 1,147

 0.00

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/28

 1,325

 6,391

 0.00

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 1/15/30

 7,460

 5,640

 0.00

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 9/20/29

 6,554

 3,756

 0.00

 AAA / Aaa

 Government National Mortgage Association, 8.0%, 2/15/30

 3,927

 1,020,000

 NR / Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 1,166,784

 525,000

 NR / Aaa

 U.S. Treasury Notes, 5.375%, 2/15/31

 609,984

 1,750,000

 NR / Aaa

 United States Treasury, 3.125%,  5/15/19

 1,774,609

 500,000

 NR / Aaa

 United States Treasury, 3.625%, 2/15/20

 519,883

 700,000

 NR / Aaa

 United States Treasury, Notes, 3.0%, 2/28/17

 726,633

 300,000

 NR / Aaa

 United States Treasury Notes, 3.375%, 11/15/19

 307,383

 1,500,000

 NR / Aaa

 United States Treasury Notes, 1.875%, 8/31/17

 1,445,742

 300,000

 NR / Aaa

 United States Treasury Notes, 2.625%, 11/15/20

 283,828

 $

 21,088,566

 Total Government

 (Cost  $21,383,170)

 $

 21,088,566

 FOREIGN GOVERNMENT BOND - 0.1%

 225,000

 NR / Aaa

 France Government Bond OAT, 4.0%, 4/25/14

 $

 349,972

 TOTAL FOREIGN GOVERNMENT BOND

 (Cost  $349,972)

 $

 349,972

 MUNICIPAL BONDS - 1.2%

 Government - 0.8%

 Municipal  Airport - 0.1%

 250,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 270,263

 Municipal  Development - 0.1%

 265,000

 BBB- / NR

 Indiana St Dev Fin, 5.75%, 10/1/11

 $

 266,087

 Municipal  General - 0.2%

 270,000

 AA / Aa1

 OH INFRA-TXB-2-BABS, 3.0%, 6/15/15

 $

 274,504

 1,000,000

 A- / A1

 State of California, 5.45%,  4/1/15

 1,075,790

 420,000

 A- / A1

 State of California, 6.2%, 3/1/19

 450,631

 500,000

 AAA / Aaa

 Tennessee Valley Authority, 6.25%, 12/15/17

 601,297

 $

 2,402,222

 Municipal Higher Education - 0.3%

 400,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 430,640

 100,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 102,443

 300,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 309,705

 $

 842,788

 Municipal Transportation - 0.1%

 400,000

 BBB / A3

 Massachusetts Port Authority 5%, 7/1/16

 $

 407,912

 TOTAL MUNICIPAL BONDS

 (Cost  $3,459,145)

 $

 4,189,272

 SENIOR FLOATING RATE LOAN INTERESTS - 0.3%

 Transportation - 0.1%

 Trucking - 0.1%

 235,838

 6.00

 NR / B1

 Swift Transportation Co. LLC, L+4.5%, 11/22/16

 $

 238,836

 Total Transportation

 $

 238,836

 Diversified Financials - 0.1%

 Diversified Finance Services - 0.1%

 300,000

 5.00

 NR / NR

 Kasima LLC, L+3.75%, 3/25/17

 $

 300,375

 Total Diversified Financials

 $

 300,375

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 500,000

 5.00

 BB / Ba2

 CommScope, Inc., L+3.5%, 1/03/18

 $

 505,729

 Total Technology Hardware & Equipment

 $

 505,729

 (Cost  $1,029,592)

 $

 1,044,940

 TEMPORARY CASH INVESTMENTS - 7.3%

 Principal

 Securities Lending Collateral  - 7.3% (c)

  Value

 Amount ($)

 Certificates of Deposit:

 573,687

 Bank of Nova Scotia, 0.27%, 9/29/11

 $

 573,687

 401,581

 BBVA Group NY, 1.11%, 7/26/11

 401,581

 573,687

 BNP Paribas Bank NY, 0.34%, 5/9/11

 573,687

 573,687

 Canadian Imperial Bank of Commerce NY, 0.22%, 10/3/11

 573,687

 573,687

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 573,687

 286,833

 National Australia Bank NY, 0.29%, 10/19/11

 286,833

 631,181

 RaboBank Netherland NV NY, 0.34%, 4/2/12

 631,181

 344,212

 Royal Bank of Canada NY, 0.34%, 12/2/11

 344,212

 573,687

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 573,687

 344,212

 SOCGEN NY, 0.28%, 7/14/11

 344,212

 229,475

 SOCGEN NY, 0.37%, 6/10/11

 229,475

 172,106

 SOCGEN NY, 0.18%, 5/20/11

 172,106

 573,687

 Svenska NY, 0.28%, 5/12/11

 573,687

 401,581

 Svenska NY, 0.20%, 7/19/11

 401,581

 573,687

 Westpac Banking Corp. NY, 0.34%, 12/6/11

 573,687

 $

 6,826,990

 Commercial Paper:

 229,475

 American Honda Finance, 0.34%, 1/11/12

 $

 229,475

 229,727

 American Honda Finance, 1.06%, 6/20/11

 229,727

 210,313

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 210,313

 229,443

 BBVLON, 0.55%, 5/9/11

 229,443

 344,182

 BBVLON, 0.35%, 5/9/11

 344,182

 573,468

 BCSFUN, 0.25%, 6/24/11

 573,468

 86,006

 BCSFUN, 0.22%, 7/29/11

 86,006

 516,234

 CBAPP, 0.26%, 5/23/11

 516,234

 582,951

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 582,951

 573,697

 Federal Home Loan Bank, 0.27%, 6/1/11

 573,697

 57,363

 General Electric Capital Corp., 0.39%, 6/6/11

 57,363

 458,915

 HSBC, 0.25%, 5/11/11

 458,915

 86,134

 JPMorgan Chase & Co., 1.06%, 6/13/11

 86,134

 516,319

 JPMorgan Chase & Co., 0.30%, 5/18/11

 516,319

 286,781

 NABPP, 0.25%, 6/1/11

 286,781

 458,678

 NORDNA, 0.27%, 7/18/11

 458,678

 458,720

 PARFIN, 0.23%, 7/11/11

 458,720

 229,475

 Royal Bank of Canada NY, 0.30%, 4/30/12

 229,475

 344,173

 SANU, 0.68%, 5/13/11

 344,173

 343,877

 SANU, 0.68%, 6/17/11

 343,877

 286,670

 SANU, 0.68%, 6/1/11

 286,670

 344,189

 SEB, 0.19%, 5/13/11

 344,189

 286,835

 SOCNAM, 0.37%, 5/3/11

 286,835

 573,687

 Toyota Motor Credit Corp., 0.34%, 9/8/11

 573,687

 172,272

 Wachovia, 0.46%, 3/1/12

 172,272

 229,562

 Wachovia, 0.43%, 10/15/11

 229,562

 114,825

 Wells Fargo & Co., 0.39%, 1/24/12

 114,825

 $

 8,823,971

 Tri-party Repurchase Agreements:

 1,029,218

 Barclays Capital Plc, 0.03%, 5/2/11

 $

 1,029,218

 1,147,374

 Deutsche Bank AG, 0.03, 5/2/11

 1,147,374

 1,147,374

 HSBC Bank USA NA, 0.03%, 5/2/11

 1,147,374

 1,147,374

 RBS Securities, Inc., 0.04%, 5/2/11

 1,147,374

 $

 4,471,340

 Shares

 Money Market Mutual Funds:

 1,032,637

 Dreyfus Preferred Money Market Fund

 $

 1,032,637

 1,032,637

 Fidelity Prime Money Market Fund

 1,032,637

 $

 2,065,274

 Total Securities Lending Collateral

 $

 22,187,575

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $22,187,575)

 $

 22,187,575

 TOTAL INVESTMENT IN SECURITIES - 100.7%

 (Cost  $244,806,445) (a)

 $

 322,731,507

 OTHER ASSETS AND LIABILITIES - 0.7%

 $

 2,064,073

 TOTAL NET ASSETS - 100.0%

 $

 302,827,709

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (A.D.R.)

 American Depositary Receipt.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

 Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At

 April 30, 2011, the value of these securities amounted to $7,529,647 or 2.5% of total net assets.

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $245,031,224 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 58,470,351

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,737,939)

 Net unrealized gain

 $

 55,732,412

 (b)

 At April 30, 2011, the following securities were out on loan:

 Principal

 Amount $

 Security

 Value

         247,000

 Genworth Financial, Inc., 4.95%, 10/1/15

 259,350

         450,000

 Morgan Stanley Co., 5.0%, 8/31/25 STEP

 463,500

         510,000

 Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)

 532,950

  Shares

           41,200

 Check Point Software Technologies Ltd. *

 2,317,500

           19,000

 EQT Corp.

 969,000

           13,700

 Lazard Ltd.

 571,975

           54,200

 Microchip Technology, Inc.

 1,828,650

           73,100

 New York Community Bancorp Inc.

 1,260,975

           13,700

 Nuance Communications, Inc. *

 291,125

         266,400

 Regal Entertainment Group

 3,796,200

           40,400

 Rio Tinto Plc (A.D.R.) *

 2,999,700

           80,700

 Royal Dutch Shell Plc (A.D.R.)

 6,395,475

           14,500

 Textron, Inc.

 384,250

 Total

 $

 22,070,650

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
4,264,357

$
-

$
4,264,357

 Collateralized mortgage obligations

-

10,800,221

-

10,800,221

 Corporate bonds

-

63,175,018

-

63,175,018

 Municipal bonds

-

4,189,272

-

4,189,272

 U.S. government and agency obligations

-

21,088,566

-

21,088,566

 Common stocks

194,792,670

-

-

194,792,670

 Preferred stocks

838,916

-

-

838,916

 Foreign government bonds

-

349,972

-

349,972

 Senior Floating Rate Loan Interests

-

1,044,940

-

1,044,940

 Temporary cash investments

-

20,122,301

-

20,122,301

 Money market mutual funds

2,065,274

-

-

2,065,274

 Total

$
197,696,860

$
125,034,647

$
-

$
322,731,507

 Pioneer Government Income Fund

 Schedule of Investments  4/30/11 (unaudited)

 Principal

 Amount

 Float Rate (d)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES - 8.8%

 Banks - 2.1%

 Thrifts & Mortgage Finance - 2.1%

 793,973

 AAA / Aaa

 NCUA Guaranteed Notes, 1.84%, 10/7/20

 $

 796,950

 1,981,995

 NR / NR

 Vendee Mortgage Trust, 4.25%  2/15/35

 2,093,450

 774,195

 NR / NR

 Vendee Mortgage Trust, 5.25%,

 842,207

 $

 3,732,607

 Total Banks

 $

 3,732,607

 Diversified Financials - 5.4%

 Asset Management & Custody Banks - 0.0%

 44,465

 AAA / Aaa

 FRHH R001 AE, 4.375%, 4/15/15

 $

 45,044

 Diversified Finance Services - 4.2%

 1,559,200

 AAA / Aaa

 Small Business Admin Participation, Cert, 4.84%, 5/1/25

 $

 1,659,360

 1,145,763

 AAA / Aaa

 Small Business Admin Participation, 5.37%, 4/1/28

 1,232,564

 751,145

 AAA / Aaa

 Small Business Admin Participation, 6.02%, 8/1/28

 835,311

 450,004

 AAA / Aaa

 Small Business Administration, 4.2%, 9/1/29

 471,256

 1,210,110

 AAA / Aaa

 Small Business Administration, 4.625%, 2/1/25

 1,279,022

 762,229

 AAA / Aaa

 Small Business Administration, 5.63%, 10/1/28

 827,519

 260,561

 AAA / Aaa

 Small Business Administration, 5.72%, 1/1/29

 286,066

 823,258

 AAA / Aaa

 Small Business Administration, 6.22%, 12/1/28

 905,433

 $

 7,496,531

 Specialized Finance - 1.1%

 2,000,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26

 $

 1,999,200

 Total Diversified Financials

 $

 9,540,775

 Government - 1.2%

 Government - 1.2%

 903,152

 AAA / AAA

 FHR 2931 QB, 4.5%, 3/15/18

 $

 921,954

 1,000,000

 AAA / Aaa

 FHR 3211 PB, 5.5%, 2/15/33

 1,074,417

 165,547

 AAA / Aaa

 Freddie Mac, 5.0%, 8/15/35

 173,878

 $

 2,170,249

 Total Government

 $

 2,170,249

 TOTAL ASSET BACKED SECURITIES

 (Cost  $14,728,175)

 $

 15,443,631

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%

 Diversified Financials - 1.1%

 Diversified Finance Services - 1.1%

 1,974,433

 3.75

 NR / NR

 La Hipotecaria SA, Floating Rate Note, 9/8/39

 $

 2,015,156

 Total Diversified Financials

 $

 2,015,156

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $2,039,152)

 $

 2,015,156

 CORPORATE BONDS - 12.1%

 Banks - 1.4%

 Diversified Banks - 0.8%

 1,500,000

 AAA / Aaa

 International Bank for Reconstruction, 1.25%, 6/15/12

 $

 1,501,697

 Thrifts & Mortgage Finance - 0.6%

 1,000,000

 AAA / Aaa

 Western Corporate Federal Credit Union, 1.75%, 11/2/12

 $

 1,018,955

 Total Banks

 $

 2,520,652

 Diversified Financials - 10.7%

 2,300,000

 AA+ / Aaa

 Private Export Funding Corp., 4.974%, 8/15/13

 $

 2,513,491

 1,000,000

 AA+ / Aaa

 Private Export Funding Corp., 3.05%, 10/15/14

 1,053,184

 4,420,000

 AA+ / Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 4,570,360

 5,000,000

 AA+ / Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 5,357,015

 1,500,000

 AA+ / Aaa

 Private Export Funding Corp., 4.95%, 11/15/15

 1,686,674

 1,000,000

 AA+ / Aaa

 Private Export Funding Corp., 5.0%, 12/15/16

 1,131,454

 2,155,000

 AA+ / Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 2,501,502

 $

 18,813,680

 Total Diversified Financials

 $

 18,813,680

 TOTAL CORPORATE BONDS

 (Cost  $20,733,467)

 $

 21,334,332

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.4%

 6,129,851

 AAA / Aaa

 Fannie Mae- Aces, 4.92%, 7/25/20

 6,485,911

 8,669,661

 AAA / Aaa

 Fannie Mae- Aces, 6.3%, 4/25/19

 9,546,152

 34,315

 AAA / Aaa

 Fannie Mae- Aces, 6.52%, 7/25/16

 34,964

 1,773,217

 4.30

 AAA / Aaa

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,813,091

 6,400,000

 AAA / Aaa

 Fannie Mae Pool, 4.5%, 6/1/19

 6,762,201

 192,605

 AAA / Aaa

 Fannie Mae REMICS, 5.69%, 1/25/32

 203,575

 577,581

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 11/1/33

 636,970

 68,636

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 5/1/16

 74,298

 60,956

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 6/1/16

 66,003

 84,379

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 8/1/18

 92,157

 34,345

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 6.5%, 5/1/31

 38,791

 6,129

 AAA / Aaa

 Federal Government Loan Mortgage Corp., 7.0%, 6/1/31

 7,072

 958,107

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 1,050,036

 232,256

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/13

 238,009

 2,041,852

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.64%, 11/1/14

 2,186,036

 94,680

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 102,429

 330,492

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 364,991

 127,999

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 140,240

 77,655

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 88,054

 32,469

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 34,738

 469,851

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 9/1/20

 493,860

 152,918

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 11/1/20

 162,490

 1,151,293

 AAA / Aaa

 Federal National Mortgage Association, 4.987%, 6/1/15

 1,233,862

 313,141

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 1/1/20

 337,136

 601,372

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 10/1/34

 637,979

 457,130

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 3/1/23

 488,373

 839,612

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/34

 890,721

 415,205

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 8/1/18

 445,551

 139,195

 AAA / Aaa

 Federal National Mortgage Association, 5.72%, 11/1/28

 153,566

 83,485

 AAA / Aaa

 Federal National Mortgage Association, 5.72%, 6/1/29

 92,057

 70,206

 AAA / Aaa

 Federal National Mortgage Association, 5.75%, 3/1/33

 77,436

 117,596

 AAA / Aaa

 Federal National Mortgage Association, 5.9% 2/1/28

 130,681

 155,509

 AAA / Aaa

 Federal National Mortgage Association, 5.9%, 11/1/27

 172,812

 158,294

 AAA / Aaa

 Federal National Mortgage Association, 5.9%, 4/1/28

 175,906

 756,496

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/34

 834,045

 172,624

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/34

 190,320

 336,609

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 368,591

 640,821

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/47

 712,920

 248,801

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/32

 281,459

 294,506

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 337,995

 47,489

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 4/1/15

 52,598

 30,867

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 6/1/15

 34,188

 52,957

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/15

 58,690

 745,483

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 815,380

 606,322

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/25

 660,930

 386,249

 AAA / Aaa

 Federal National Mortgage Association, 6.0%,  7/1/36

 425,723

 3,600,000

 AAA / Aaa

 Federal National Mortgage Association, 4.53%, 6/1/19

 3,808,373

 406,378

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/37

 449,537

 764,701

 AAA / Aaa

 Government National Mortgage Association, 6.0%,  8/15/38

 845,677

 119,771

 AAA / Aaa

 Government National Mortgage Association, 6.25%, 11/15/13

 124,376

 996,927

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/20/37

 1,086,917

 889,024

 AAA / Aa1

 Government National Mortgage Association, 5.0%, 7/20/39

 911,764

 34,944

 AAA / Aaa

 Government National Mortgage Association, 8.0% 1/20/28

 38,291

 3,374,215

 NR / NR

 Government National Mortgage Association, 5.121%, 12/16/46

 3,660,741

 16,000,000

 AAA / Aa1

 Government National Mortgage Association, 1.524, 2/16/52

 1,017,765

 2,445,735

 NR / NR

 Government National Mortgage Association, 2.351%  6/16/50

 2,474,348

 170,000

 NR / Aa1

 Government National Mortgage Association, 4.175%, 1/16/38

 180,337

 2,000,000

 NR / NR

 Government National Mortgage Association, 4.824%  12/16/50

 2,043,591

 250,000

 AAA / Aa1

 Government National Mortgage Association, 5.027%,  4/16/38

 271,239

 350,000

 5.78

 AAA / Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 386,731

 14,792,273

 AAA / NR

 Government National Mortgage Association, 1.86376%, 4/16/51

 1,101,899

 2,000,000

 AAA / Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 2,063,623

 14,717,284

 0.70

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 782,506

 57,943

 AAA / Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 63,978

 11,962,716

 AAA / NR

 Government National Mortgage Association, 1.77729%, 6/16/52

 1,003,774

 9,981,536

 NR / NR

 Government National Mortgage Association, 2.07962%, 11/16/52

 956,048

 17,972

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 20,370

 13,190

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 14,951

 13,774

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 15,931

 151,866

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 172,133

 40,179

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 45,541

 49,036

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 55,580

 67,098

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 76,052

 163,250

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 189,419

 37,494

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 43,385

 47,286

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 54,715

 45,575

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 52,881

 71,858

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 82,703

 120,657

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 9/15/29

 140,693

 30,467

 AAA / Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 35,633

 8,226

 AAA / Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 9,592

 360,193

 AAA / Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 388,306

 256,913

 AAA / Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 276,884

 57,637

 AAA / Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 63,158

 87,106

 AAA / Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 94,481

 59,377

 AAA / Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 64,746

 169,186

 AAA / Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 182,533

 74,032

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 81,742

 354,822

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 391,774

 252,464

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 274,808

 207,092

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 228,918

 69,887

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 75,930

 143,841

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 157,111

 57,092

 AAA / Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 63,037

 74,059

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 83,243

 109,416

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 123,428

 134,270

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 151,466

 41,022

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 46,276

 29,639

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 33,435

 138,010

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 155,383

 33,180

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 38,374

 24,293

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 28,097

 17,600

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 20,328

 27,503

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 31,630

 55,796

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 64,387

 61,706

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 71,367

 57,767

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 66,613

 14,890

 AAA / Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 17,317

 26,424

 AAA / Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 30,732

 9,604

 AAA / Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 11,160

 26,309

 AAA / Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 30,597

 28,699

 AAA / Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 33,358

 32,065

 AAA / Aaa

 Government National Mortgage Association II, 8.0%, 2/20/30

 37,769

 21,382

 AAA / Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 25,185

 54,941

 AAA / Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 64,569

 104

 AAA / Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 122

 27,419

 AAA / Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 32,297

 12,022

 AAA / Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 14,336

 7,129

 AAA / Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 8,451

 1,385

 AAA / Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,641

 4,005

 AAA / Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 4,723

 1,000,000

 AAA / Aaa

 Government National Mortgage Association, 4.07%, 11/16/40

 1,059,282

 88,363

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 12/15/19

 95,100

 159,935

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/18

 171,606

 203,590

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/20

 219,048

 315,883

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 6/15/19

 339,965

 343,074

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 7/20/34

 347,871

 94,834

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 8/15/19

 102,109

 300,709

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 6/15/19

 323,635

 124,959

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 1/20/20

 134,615

 286,443

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 2/15/19

 309,426

 275,926

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/29

 302,863

 249,498

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 271,786

 182,531

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/34

 199,863

 118,209

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/19

 129,397

 114,840

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/31

 126,053

 263,279

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 5/15/33

 288,443

 56,085

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 6/15/18

 61,043

 342,579

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 375,323

 127,836

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/33

 141,345

 72,935

 AAA / Aaa

 Government National Mortgage Association, 5.72%, 10/15/28

 80,697

 159,426

 AAA / Aaa

 Government National Mortgage Association, 5.72%, 4/15/29

 176,328

 77,928

 AAA / Aaa

 Government National Mortgage Association, 5.72%, 5/20/29

 85,426

 76,429

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 4/20/33

 83,591

 77,632

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 4/20/33

 84,972

 95,419

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 5/20/33

 104,360

 444,610

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 6/20/33

 486,273

 36,962

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/24

 40,961

 111,184

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 124,139

 175,909

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 196,405

 273,696

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/20/33

 302,199

 15,936

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/28

 17,793

 44,392

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 49,564

 84,328

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 94,154

 151,608

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 169,273

 138,131

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 154,226

 373,875

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 417,049

 124,379

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 138,715

 126,202

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 140,802

 39,256

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 43,830

 30,604

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 34,170

 337,466

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/33

 376,787

 480,075

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/23

 531,437

 329,298

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 370,078

 37,407

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 41,765

 568,791

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 643,314

 271,331

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 303,147

 44,099

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 49,237

 185,041

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 209,275

 525,736

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 594,613

 237,197

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/29

 264,835

 115,339

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 128,778

 421,831

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 470,982

 183,205

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 204,552

 274,870

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 306,897

 104,460

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/19

 114,811

 100,076

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/19

 109,992

 108,831

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 121,512

 174,078

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 194,362

 75,616

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 84,426

 466,582

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/34

 520,947

 155,838

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/28

 173,081

 59,316

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/33

 66,227

 102,813

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 114,792

 324,589

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/31

 362,409

 208,397

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/34

 232,419

 890,631

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/16/32

 983,203

 130,608

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 145,923

 360,955

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 405,494

 3,586

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 4,004

 184,030

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 205,472

 421,664

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 470,796

 120,841

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 134,921

 93,885

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 104,707

 390,961

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/35

 436,352

 7,403

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/28

 8,265

 101,446

 AAA / Aaa

 Government National Mortgage Association, 6.45%, 1/20/33

 112,011

 27,611

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/15

 29,392

 89,816

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/32

 101,802

 84,772

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/24

 96,253

 58,195

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 65,962

 14,960

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 16,957

 2,938

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 3,330

 84,535

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/28

 95,816

 60,579

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/29

 68,663

 85,099

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 96,455

 62,953

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 71,354

 26,916

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 30,508

 49,929

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 56,592

 81,674

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 92,574

 61,700

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 69,933

 194,492

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 220,447

 139,182

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/32

 157,755

 72,648

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/17

 79,677

 32,502

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/28

 36,839

 96,716

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/28

 109,625

 17,370

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 19,688

 54,457

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 61,725

 214,229

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 242,818

 112,479

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/33

 127,383

 15,183

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 17,209

 64,900

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 73,560

 47,108

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 53,395

 15,932

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 18,059

 218,510

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 247,670

 55,948

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/17

 61,361

 26,848

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/28

 30,431

 32,885

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/29

 37,274

 34,979

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/31

 39,647

 27,442

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/31

 31,104

 24,926

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 28,252

 39,255

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 44,493

 53,299

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 60,403

 68,666

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/31

 77,829

 71,967

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 81,571

 32,357

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 36,676

 30,541

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/28

 34,617

 20,147

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/31

 22,836

 115,973

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 132,665

 100,194

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 113,565

 71,965

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/31

 81,569

 40,610

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/31

 46,030

 94,105

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 106,663

 262,075

 AAA / Aaa

 Government National Mortgage Association, 6.75%, 4/15/26

 299,635

 50,331

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 1/15/28

 58,139

 35,551

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 10/15/16

 38,835

 29,347

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/26

 33,783

 87,450

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/29

 101,110

 26,584

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/31

 30,845

 97,876

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 12/15/30

 113,097

 48,496

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 2/15/28

 56,020

 38,878

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 3/15/28

 44,909

 82,549

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 3/15/32

 95,633

 50,834

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 58,721

 70,318

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/32

 81,463

 81,416

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 94,134

 13,269

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/31

 15,396

 62,148

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/27

 71,561

 37,090

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/29

 42,883

 97,345

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/25

 112,071

 28,279

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/28

 32,667

 66,305

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/28

 76,476

 34,545

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/29

 39,207

 436

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/11

 443

 196,526

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 9/15/24

 226,185

 63,043

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 9/15/31

 73,148

 82,359

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/23

 95,864

 126,096

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/27

 146,743

 23,649

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/29

 27,577

 20,089

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 11/15/30

 23,447

 5,677

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 12/15/25

 6,601

 54,115

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 2/15/27

 62,976

 18,914

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 2/15/31

 22,121

 20,183

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 3/15/23

 23,439

 81,894

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 3/15/27

 95,203

 36,845

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 4/15/23

 42,789

 52,519

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 4/15/29

 60,723

 3,924

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 6/15/24

 4,566

 20,802

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 6/15/29

 24,226

 14,253

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/25

 16,571

 1,674

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 1,952

 21,606

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 9/15/25

 25,119

 8,680

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 9/15/25

 10,092

 11,739

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 9/15/30

 13,701

 121,921

 AAA / Aaa

 Government National Mortgage Association, 8.25%, 5/15/20

 140,216

 98

 AAA / Aaa

 Government National Mortgage Association, 8.5%, 2/15/23

 117

 3,097

 AAA / Aaa

 Government National Mortgage Association, 8.5%, 8/15/21

 3,225

 16,965

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 1/15/20

 19,972

 3,042

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 10/15/16

 3,060

 2,755

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 12/15/19

 3,227

 3,031

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 3/15/20

 3,065

 760

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 4/15/20

 765

 3,156

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 6/15/22

 3,756

 805

 AAA / Aaa

 Government National Mortgage Association, 9.0%, 9/15/21

 953

 15,000,000

 1.53

 AAA / Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/51

 987,222

 350,000

 AAA / Aa1

 Government National Association, Floating Rate Note, 3/16/32

 364,561

 3,000,000

 NR / NR

 Government National Mortgage Association, 5.14%, 12/16/36

 3,234,082

 1,900,000

 NR / Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38 (b)

 1,936,218

 478,748

 NR / Aaa

 U.S. Treasury Inflation Index Bonds, 3.625%, 4/15/29

 631,535

 4,092,320

 AAA / Aaa

 U.S. Treasury Inflation Notes, 1.375%, 1/15/20

 4,381,340

 1,056,040

 NR / Aaa

 U.S. Treasury Inflation Notes, 1.625%, 1/15/18

 1,162,469

 1,030,450

 NR / Aaa

 U.S. Treasury Inflation Protected Security, 2.125%, 1/15/19

 1,170,929

 2,000,000

 NR / Aaa

 U.S. Treasury Notes, 5.5%, 8/15/28

 2,352,500

 3,825,000

 NR / Aaa

 U.S. Treasury Notes, 4.25%, 5/15/39 (b)

 3,728,778

 $

 111,763,804

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $106,523,690)

 $

 111,763,804

 SOVEREIGN ISSUES - 3.7%

 1,000,000

 NR / NR

 Financing Corp Fico, 0.0%, 5/11/18

 $

 801,383

 3,345,000

 NA / Aaa

 Financing Corp., 10.35%, 8/3/18

 4,908,302

 695,080

 NR / Aaa

 Small Business Administration, 6.14%, 1/1/22

 763,738

 $

 6,473,423

 TOTAL SOVEREIGN ISSUES

 (Cost  $6,040,431)

 $

 6,473,423

 FOREIGN GOVERNMENT BONDS - 3.9%

 2,015,000

 AAA / Aaa

 Aid-Egypt, 4.45%, 9/15/15

 $

 2,217,608

 2,000,000

 AAA / Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,288,956

 2,000,000

 AAA / Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 2,291,122

 $

 6,797,686

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $6,726,119)

 $

 6,797,686

 MUNICIPAL BONDS - 6.4%

 Municipal Higher Education - 1.1%

 1,000,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 1,076,600

 200,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 206,470

 350,000

 AAA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 353,721

 210,000

 AA / Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 212,531

 $

 1,849,322

 Municipal General - 5.2%

 1,458,401

 AAA / Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,679,349

 534,853

 AAA / Aaa

 New Valley Generation V, 4.929%, 1/15/21

 554,926

 4,600,000

 AAA / Aaa

 Tennessee Valley Authority, 5.5%,  6/15/38

 5,057,705

 1,500,000

 AAA / Aaa

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,803,890

 $

 9,095,870

 Municipal Water - 0.1%

 180,000

 AAA / Aaa

 City of Charlotte NC, 5.0%, 7/1/38

 $

 183,974

 TOTAL MUNICIPAL BONDS

 (Cost  $10,558,377)

 $

 11,129,166

 Principal

 TEMPORARY CASH INVESTMENTS - 2.8%

  Value

 Amount ($)

 Securities Lending Collateral  - 2.8% (c)

 Certificates of Deposit:

 127,721

 Bank of Nova Scotia, 0.27%, 9/29/11

 $

 127,721

 89,405

 BBVA Group NY, 1.11%, 7/26/11

 89,405

 127,721

 BNP Paribas Bank NY, 0.34%, 5/9/11

 127,721

 127,721

 Canadian Imperial Bank of Commerce NY, 0.22%, 10/3/11

 127,721

 127,721

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 127,721

 63,858

 National Australia Bank NY, 0.29%, 10/19/11

 63,858

 140,521

 RaboBank Netherland NV NY, 0.34%, 4/2/12

 140,521

 76,633

 Royal Bank of Canada NY, 0.34%, 12/2/11

 76,633

 127,721

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 127,721

 76,633

 SOCGEN NY, 0.28%, 7/14/11

 76,633

 51,088

 SOCGEN NY, 0.37%, 6/10/11

 51,088

 38,316

 SOCGEN NY, 0.18%, 5/20/11

 38,316

 127,721

 Svenska NY, 0.28%, 5/12/11

 127,721

 89,405

 Svenska NY, 0.20%, 7/19/11

 89,405

 127,721

 Westpac Banking Corp. NY, 0.34%, 12/6/11

 127,721

 $

 1,519,906

 Commercial Paper:

 51,088

 American Honda Finance, 0.34%, 1/11/12

 $

 51,088

 51,145

 American Honda Finance, 1.06%, 6/20/11

 51,145

 46,822

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 46,822

 51,081

 BBVLON, 0.55%, 5/9/11

 51,081

 76,626

 BBVLON, 0.35%, 5/9/11

 76,626

 127,672

 BCSFUN, 0.25%, 6/24/11

 127,672

 19,148

 BCSFUN, 0.22%, 7/29/11

 19,148

 114,930

 CBAPP, 0.26%, 5/23/11

 114,930

 129,783

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 129,783

 127,723

 Federal Home Loan Bank, 0.27%, 6/1/11

 127,723

 12,771

 General Electric Capital Corp., 0.39%, 6/6/11

 12,771

 102,169

 HSBC, 0.25%, 5/11/11

 102,169

 19,176

 JPMorgan Chase & Co., 1.06%, 6/13/11

 19,176

 114,949

 JPMorgan Chase & Co., 0.30%, 5/18/11

 114,949

 63,847

 NABPP, 0.25%, 6/1/11

 63,847

 102,116

 NORDNA, 0.27%, 7/18/11

 102,116

 102,126

 PARFIN, 0.23%, 7/11/11

 102,126

 51,088

 Royal Bank of Canada NY, 0.30%, 4/30/12

 51,088

 76,624

 SANU, 0.68%, 5/13/11

 76,624

 76,558

 SANU, 0.68%, 6/17/11

 76,558

 63,822

 SANU, 0.68%, 6/1/11

 63,822

 76,627

 SEB, 0.19%, 5/13/11

 76,627

 63,858

 SOCNAM, 0.37%, 5/3/11

 63,858

 127,721

 Toyota Motor Credit Corp., 0.34%, 9/8/11

 127,721

 38,353

 Wachovia, 0.46%, 3/1/12

 38,353

 51,108

 Wachovia, 0.43%, 10/15/11

 51,108

 25,561

 Wells Fargo & Co., 0.39%, 1/24/12

 25,561

 $

 1,964,492

 Tri-party Repurchase Agreements:

 229,136

 Barclays Capital Plc, 0.03%, 5/2/11

 $

 229,136

 255,442

 Deutsche Bank AG, 0.03, 5/2/11

 255,442

 255,442

 HSBC Bank USA NA, 0.03%, 5/2/11

 255,442

 255,442

 RBS Securities, Inc., 0.04%, 5/2/11

 255,442

 $

 995,462

 Shares

 Money Market Mutual Funds:

 229,898

 Dreyfus Preferred Money Market Fund

 $

 229,898

 229,898

 Fidelity Prime Money Market Fund

 229,898

 $

 459,796

 Total Securities Lending Collateral

 $

 4,939,656

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $4,939,656)

 $

 4,939,656

 TOTAL INVESTMENT IN SECURITIES - 102.0%

 (Cost  $172,289,067) (a)

 $

 179,896,854

 OTHER ASSETS AND LIABILITIES - (2.0)%

 $

 (3,475,284)

 TOTAL NET ASSETS - 100.0%

 $

 176,421,570

 (a)

 At April 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $172,892,074 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 7,857,212

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (852,432)

 Net unrealized gain

 $

 7,004,780

 (b)

 At April 30, 2011, the following securities were out on loan:

 Principal Amount

 Security

 Value

     1,000,000

 U.S. Treasury Bonds, 4.5%, 5/15/38

 $

 1,041,477

     3,825,000

 U.S. Treasury Notes, 4.25%, 5/15/39

 3,807,045

 Total

 $

 4,848,522

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
15,443,631

$
-

$
15,443,631

 Collateralized Mortgage Obligations

-

2,015,156

-

2,015,156

 Corporate Bonds

-

21,334,332

-

21,334,332

 U.S. Government Agency Obligations

-

111,763,804

-

111,763,804

 Sovereign Issues

-

6,473,423

-

6,473,423

 Municipal bonds

-

11,129,166

-

11,129,166

 Foreign government bonds

-

6,797,686

-

6,797,686

 Temporary cash investments

4,479,860

4,479,860

 Money market mutual funds

459,796

459,796

 Total

$
459,796

$
179,437,058

$
-

$
179,896,854

 Pioneer Treasury Reserve Fund

 Schedule of Investments  4/30/11 (unaudited)

 Principal

 Value

 Amount ($)

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.6%

8,700,000

 United States Treasury Bill, 0.17, 7/14/11

$
8,697,653

2,000,000

 United States Treasury Bill, 0.0%, 01/12/12

1,996,394

20,500,000

 United States Treasury Bill, 0.0%, 5/12/11

20,499,860

39,000,000

 United States Treasury Bill, 0.0%, 5/19/11

38,999,245

30,000,000

 United States Treasury Bill, 0.0%, 5/26/11

29,999,470

39,200,000

 United States Treasury Bill, 0.0%, 5/5/11

39,199,882

30,000,000

 United States Treasury Bill, 0.0%, 6/16/11

29,996,587

4,000,000

 United States Treasury Bill, 0.0%, 6/2/11

3,999,955

25,500,000

 United States Treasury Bill, 0.0%, 6/23/11

25,496,669

10,000,000

 United States Treasury Bill, 0.0%, 6/30/11

9,998,435

30,000,000

 United States Treasury Bill, 0.0%, 6/9/11

29,997,593

1,500,000

 United States Treasury Bill, 0.0%, 7/28/11

1,499,231

22,800,000

 United States Treasury Bill, 0.0%, 7/7/11

22,793,439

9,000,000

 United States Treasury Bill, 0.0%, 9/15/11

8,995,259

$
272,169,672

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $272,169,672)

$
272,169,672

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost  $272,169,672) (a)

$
272,169,672

 OTHER ASSETS AND LIABILITIES - 0.4%

$
1,162,923

 TOTAL NET ASSETS - 100.0%

$
273,332,595

 (a)

 At April 30, 2011, cost for federal income tax purposes

 was $272,169,672.

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April

 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government Agency Obligations

$
0

 $272,169,672

 $0

 $272,169,672

 Total

$
0

 $272,169,672

 $0

 $272,169,672

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2011

* Print the name and title of each signing officer under his or her signature.